Retirement Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 1,267	$ 1,549	$ 3,477
Interest cost	2,089	2,026	1,866
Expected return on assets	(1,281)	(1,406)	(1,265)
Amortization of net actuarial loss	951	142	215
Amortization of net transition obligation	4	2	2
Amortization of prior service cost	17	18	17
Net periodic benefit cost before curtailment/termination costs	3,047	2,331	4,312
Curtailment/termination costs	(72)	1
Net periodic benefit cost	$ 2,975	$ 2,332	$ 4,312